Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consisted of the following:

	December 31,
(in Millions)	2018	2017
Finished goods	$430.4	$349.6
Work in process	518.8	508.1
Raw materials, supplies and other	206.9	211.9
FIFO inventory	$1,156.1	$1,069.6
Less: Excess of FIFO cost over LIFO cost	(130.6)	(126.8)
Net inventories	$1,025.5	$942.8